Subsequent Events (Details) $ in Thousands		1 Months Ended		9 Months Ended		12 Months Ended
	Nov. 12, 2015 USD ($) property	Aug. 31, 2015 USD ($) property	Jun. 30, 2015 property	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) property skilled_nursing_facility	Dec. 31, 2013 skilled_nursing_facility	Dec. 31, 2013 USD ($)	Dec. 31, 2013 senior_housing	Dec. 31, 2012 USD ($)
Subsequent Event [Line Items]
Number of properties sold						1	3		4
Proceeds from real estate disposals				$ 1,510	$ 975	$ 975		$ 10,350		$ 0
Skilled Nursing Facilities
Subsequent Event [Line Items]
Number of properties sold | property		1	1			1
Proceeds from real estate disposals		$ 1,500				$ 900
Skilled Nursing Facilities | Subsequent Event
Subsequent Event [Line Items]
Number of properties sold | property	2
Proceeds from real estate disposals	$ 1,300